SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Payables and Accruals [Abstract]
VAT payable	$ 443,833	$ 671,867
Payroll payable	355,182	308,707
Accrued expenses	274,732	273,697
Others	42,267	38,972
Total	$ 1,116,014	$ 1,293,243